Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Accounts receivable and other (excluding VAT receivable)	$ (5,065)	$ 2,552
VAT Receivable	(18,003)	(9,958)
Inventories	(3,383)	(14,341)
Other current assets	(5,486)	584
Accounts payable and accrued liabilities	44,034	2,443
Total	12,097	(18,720)
McFarlane shares received on sale of Juby	7,664	0
Total	34,986	59,378
Soto Norte
Disclosure of detailed information about business combination [line items]
Shares issued on acquisition of 49% of the Soto Norte Project	27,322	0
Soto Norte
Disclosure of detailed information about business combination [line items]
Shares issued on acquisition of 49% of the Soto Norte Project	$ 0	$ 59,378